Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 4 – Stockholders’ Equity

In January 2013, the Company issued 10,000 shares of common stock to an attorney for services rendered, which totaled $10,000.

On February 4, 2013, the Company entered into a lease modification, a purchase agreement and a warrant to purchase common stock with 1999 Mt. RB, LLC, the Company’s landlord at 1999 Mt. Read Boulevard, Rochester, New York. Pursuant to the terms and conditions of the purchase agreement, the Company sold to 1999 Mt. RB 390,394 shares of our common stock in exchange for (1) the satisfaction of amounts due to 1999 Mt. RB pursuant to the original lease and (2) free rent, CAM charges and real estate taxes from February 1, 2013 through November 30, 2013 pursuant to the lease amendment.  Pursuant to the terms and conditions of the warrant agreement, the Company issued to 1999 Mt. RB a warrant to purchase up to 600,000 shares of the Company’s common stock for a purchase price of $1.00 per share.  The warrant vested in full upon issuance, and expires on February 4, 2014.  The warrant and purchase agreement have customary anti-dilution protections. The fair value of the warrants at grant date was determined utilizing the Black Scholes option pricing model, and amounted to $256,800, which will be amortized over the lease term.  Of this amount, $18,343 was expensed in the six months ending June 30, 2013, $33,017 is recorded as a prepaid asset, and $194,434 is recorded as another asset and will be amortized in a period that exceeds one year.

In May, 2013, the Company entered into a strategic advisory agreement with Sunrise Financial Group, Inc., who will provide the Company with prospective customer listings and introductions to building owners and managers.  In accordance with the agreement, the Company issued 166,667 shares of common stock for one year of services, which are earned in conjunction with the Company selling Power on Demand systems to customers introduced to the Company by Sunrise Financial Group, Inc., commencing May 21, 2013. The value of these shares is $100,000 and has been recorded as a prepaid asset at June 30, 2013. Additionally, the Company agreed to issue 620,341 warrants at $.73 per share.  The warrants carry a five year term, and have customary anti- dilution clause, and have been valued as a derivate liability. The fair value of the warrants at grant date was determined utilizing the Black Scholes option pricing model, and amounted to $299,044, which will be amortized over the term of the agreement.  Of this amount, $32,772 was expensed in the three months ending June 30, 2013 $266,272 is recorded as a prepaid asset.

On July 31, 2013, the Company sold pursuant to a Securities Purchase Agreement an aggregate of 4,420,000 shares of its common stock, par value $.002 per share and five-year warrants, which vested in full upon issuance, to purchase a total of 2,210,000 additional shares of Common Stock at a purchase price of $0.30 per share to 12 institutional and private investors for a total of $1,105,000 in gross proceeds from the sales.  On August 8, 2013, the Company sold pursuant to a Securities Purchase Agreement an aggregate of 600,000 shares of its common stock, par value $.002 per share and five-year warrants, which vested in full upon issuance, to purchase a total of 300,000 additional shares of common stock at a purchase price of $0.30 per share for a total of $150,000 in gross proceeds.  The Warrant and Securities Purchase Agreement have customary anti-dilution protection and registration rights.

In March, 2012, we issued 119,191 shares of our common stock to strategic vendor-investors in lieu of cash for goods and services totaling $251,854.

On March 7, 2012, our Board of Directors approved a private placement for the sale of up to 100 units, with each unit costing no less than $15,000 and consisting of 7,500 shares of the Company’s common stock and a warrant to purchase 1,000 shares of the Company’s common stock at $10.00 per share.  Each warrant vests two years from the date of purchase of the applicable unit and has a ten-year life.  Each purchaser of the units has agreed not to sell any shares of common stock purchased in the private placement for at least one year.  During 2012 the Company sold 53 units, which yielded $795,000, 16 of which were sold in March, 2012, which yielded $240,000.

Note 5 – Stockholders’ Equity

For the year ended December 31, 2012, the Company issued 152,959 to strategic vendors and consultants for goods and services totaling $289,015. During 2012, the Company raised capital through the private placement sales of “units” consisting 7,500 shares of common stock and a warrant to purchase 1,000 shares of common stock for $10 per share. The warrants vest fully two years from the date of unit purchase and have a ten year term. The Company sold 53 units which yielded $795,000.

On October 18, 2011, the Company’s Board of Directors approved, authorized and recommended to the Company’s shareholders to file a Restated Certificate of Incorporation to effect a one-for-twenty reverse stock split. As of November 17, 2011, the holders of approximately 74% of the aggregate voting power of Common Stock delivered the Company written consents approving the adoption of the Restated Certificate.  On December 21, 2011, the Company filed its Restated Certificate of Incorporation with the Secretary of the State of New York, and on December 27, 2011, the one-for-twenty reverse stock split became effective.  All stock-related disclosures, including number of shares of common stock, stock options, warrants, and loss per share calculations, have been restated to reflect the one-for-twenty reverse stock split for all periods presented.

For the year ended December 31, 2011, 46,500 shares of our common stock were issued to several vendors in exchange for services totaling approximately $174,000, which included approximately 19,400 shares of our common stock issued to the Company’s landlord of its Rochester, New York  headquarters for base rent payments.

During 2011, the Company raised $3.2 million in multiple private placement sales of “units.”  Each unit cost $17,500 and consisted of 25,000 shares of common stock and a warrant to purchase 875 shares of common stock at $10 per share. The warrants fully vest two years from the date of the unit purchase, and have a ten-year term.

For the year ended December 31, 2012 and 2011, total stock option expense amounted to $578,887 and $603,033, respectively. In 2012, 178,000 stock options were granted, while in 2011 89,150 stock options were granted under the 2008 Equity Incentive Plan.

On December 13, 2010, the Board of Directors approved a plan whereby certain employees were issued restricted shares of common stock in lieu of future salary cash payments. The employees forfeited salary over a twelve week period to purchase the common shares, which were valued at fair market value as of the date of grant.  On March 30, 2011, the Compensation Committee of the Company’s Board of Directors approved a change in the vesting date for restricted shares held by certain employees from April 1, 2011 to August 1, 2011. On July 29, 2011, the Compensation Committee of the Company’s Board of Directors approved an amendment to change the vesting date of these restricted shares to March 1, 2012. On February 28, 2012, the Compensation Committee of the Company’s Board of Directors approved an amendment to change the vesting date of these restricted shares to November 15, 2012, and on November 8, 2012, the Compensation Committee of the Company’s Board approved and amendment to change the vesting date of these restricted shares to August 20, 2013.  On April 1, 2011, 55,969 shares vested, and the remaining 169,368 shares will vest fully on August 20, 2013. For the year ended December 31, 2011 expenses totaling $594,498 were recorded in conjunction with this award. There were no expenses relative to this award in 2012.